Note 7 - Loan Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 7 - Loan Information (Details) [Line Items]
Loan to Value Ratio	80.00%
Loans and Leases Receivable, Gross	$ 301,448,000	$ 284,847,000	$ 278,452,000
Loans and Leases Receivable, Ratio of Nonperforming Loans to All Loans	1.13%	1.08%
Allowance for Loan Losses Percentage	0.94%	0.97%
Financing Receivable, Modifications, Number of Contracts	6	1	1
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 9,000	$ 6,000
Mortgage Loans in Process of Foreclosure, Amount	225,000
Percentage of Delinquent Loans Outstanding		0.67%	1.17%
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		0	0
Residential, Home Equity and Consumer Portfolio Segments [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross		$ 195,500,000	$ 195,000,000
Commercial Portfolio Segment [Member]
Note 7 - Loan Information (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment		439,000
Allowance for Credit Losses, Change in Method of Calculating Impairment		6,000
Mortgage Servicing Rights [Member]
Note 7 - Loan Information (Details) [Line Items]
Servicing Asset at Amortized Cost	1,730,000	1,577,000	1,414,000
Servicing Asset at Amortized Cost, Additions	435,000	531,000	925,000
Servicing Asset at Amortized Cost, Amortization	286,000	401,000	300,000
Servicing Asset at Fair Value, Amount	2,190,000	$ 2,049,000	1,671,000
Home Equity Line of Credit [Member]
Note 7 - Loan Information (Details) [Line Items]
Loan to Value Ratio		80.00%
Mortgages [Member]
Note 7 - Loan Information (Details) [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 195,000,000	$ 148,000,000
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31)
Note 7 - Loan Information (Details) [Line Items]
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement		176,579,000	147,955,000
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross		46,403,000	46,742,000
Residential Portfolio Segment [Member]
Note 7 - Loan Information (Details) [Line Items]
Loan to Value Ratio	80.00%
Loans and Leases Receivable, Gross	$ 138,138,000	132,553,000
Real Estate Acquired Through Foreclosure	0
Residential, Home Equity and Consumer Portfolio Segments [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross	200,800,000	195,500,000
Commercial Portfolio Segment [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross	24,755,000	19,038,000
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	9,000	6,000
Not Formally Rated [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross		194,892,000	193,228,000
Not Formally Rated [Member] | Residential, Home Equity and Consumer Portfolio Segments [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross		194,900,000	193,200,000
Not Formally Rated [Member] | Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross		46,237,000	$ 46,626,000
Not Formally Rated [Member] | Residential, Home Equity and Consumer Portfolio Segments [Member]
Note 7 - Loan Information (Details) [Line Items]
Loans and Leases Receivable, Gross	199,800,000	$ 194,900,000
Payments Temporarily Reduced [Member] | Commercial Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Note 7 - Loan Information (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts		1
Financing Receivable, Modifications, Recorded Investment	401,000	$ 439,000
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment		$ 6,000
Allowance for Loan and Lease Losses, Period Increase (Decrease)	$ 9,000